Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE PORTFOLIO TRUST
CIK	dei_EntityCentralIndexKey	0000088063
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 28, 2015
Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015